STOCK-BASED COMPENSATION - Stock Options Outstanding and Exercisable (Details) shares in Thousands	12 Months Ended
Dec. 31, 2020 $ / shares shares
Options Outstanding
Options outstanding (shares) | shares	3,909
Weighted- Average Remaining Contractual Life in Years	4 years 10 months 24 days
Weighted-average exercise price (USD per share)	$ 21.08
Options Exercisable
Options exercisable (shares) | shares	3,909
Weighted- Average Remaining Contractual Life in Years	4 years 10 months 24 days
Weighted-average exercise price (USD per share)	$ 21.08
Less than $20.00
Options Outstanding
Options outstanding (shares) | shares	1,060
Weighted- Average Remaining Contractual Life in Years	4 years 8 months 12 days
Weighted-average exercise price (USD per share)	$ 14.21
Options Exercisable
Options exercisable (shares) | shares	1,060
Weighted- Average Remaining Contractual Life in Years	4 years 8 months 12 days
Weighted-average exercise price (USD per share)	$ 14.21
Exercise price range, upper limit (USD per share)	$ 20.00
$20.01 to $30.00
Options Outstanding
Options outstanding (shares) | shares	2,765
Weighted- Average Remaining Contractual Life in Years	4 years 10 months 24 days
Weighted-average exercise price (USD per share)	$ 22.96
Options Exercisable
Options exercisable (shares) | shares	2,765
Weighted- Average Remaining Contractual Life in Years	4 years 10 months 24 days
Weighted-average exercise price (USD per share)	$ 22.96
$30.01 to $40.00
Options Outstanding
Options outstanding (shares) | shares	4
Weighted- Average Remaining Contractual Life in Years	6 years 7 months 6 days
Weighted-average exercise price (USD per share)	$ 31.82
Options Exercisable
Options exercisable (shares) | shares	4
Weighted- Average Remaining Contractual Life in Years	6 years 7 months 6 days
Weighted-average exercise price (USD per share)	$ 31.82
$40.01 to $50.00
Options Outstanding
Options outstanding (shares) | shares	80
Weighted- Average Remaining Contractual Life in Years	7 years 2 months 12 days
Weighted-average exercise price (USD per share)	$ 46.61
Options Exercisable
Options exercisable (shares) | shares	80
Weighted- Average Remaining Contractual Life in Years	7 years 2 months 12 days
Weighted-average exercise price (USD per share)	$ 46.61
Minimum | $20.01 to $30.00
Options Exercisable
Exercise price range, lower limit (USD per share)	20.01
Minimum | $30.01 to $40.00
Options Exercisable
Exercise price range, lower limit (USD per share)	30.01
Minimum | $40.01 to $50.00
Options Exercisable
Exercise price range, lower limit (USD per share)	40.01
Maximum | $20.01 to $30.00
Options Exercisable
Exercise price range, upper limit (USD per share)	30.00
Maximum | $30.01 to $40.00
Options Exercisable
Exercise price range, upper limit (USD per share)	40.00
Maximum | $40.01 to $50.00
Options Exercisable
Exercise price range, upper limit (USD per share)	$ 50.00